CAPITAL STOCK AND RESERVES (Details 2) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Capital Stock And Reserves
Accumulated other comprehensive income at beginning balance		$ (4,325)
Investment in public company at FVTOCI - net change in fair value
Derecognition of investment in public company at FVTOCI		3,711
Investment in associate at FVTPL - net change in fair value		(12)
Investment in associate at FVTPL - recognition of net change in fair value		(27)
Other investments - derecognition of investment at FVTOCI		653
Accumulated other comprehensive income at ending balance